Debt Financing (Details) - USD ($)			6 Months Ended	12 Months Ended
	Oct. 31, 2024	Sep. 25, 2024	Jun. 30, 2025	Dec. 31, 2024	Sep. 19, 2024
Debt Financing [Line Items]
Principal amount of debt					$ 1,000,000
Additional loan in the form of revolving line of credit					1,000,000
Minimum gross proceeds from offering to provide additional loan					5,000,000
Proceeds from debt		$ 959,980
Placement agent fee		40,020
Outstanding balance	$ 1,000,000
Accrued interest	$ 18,000
Promissory Note [Member]
Debt Financing [Line Items]
Principal amount of debt		$ 1,000,000			$ 1,000,000
Interest rate on debt instrument					18.00%
Placement agent fee			$ 40,020	$ 40,020
Debt issuance costs			140,020	140,020
Legal costs			$ 100,000	100,000
Amortized debt issuance costs				$ 140,020